INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	CAD 11,035	CAD 11,148
Net additions	254	46
Amortization	(119)	(164)
Other	(21)	5
Net carrying amount	11,149	11,035
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	139	195
Net additions	0	0
Amortization	(55)	(58)
Other	0	2
Net carrying amount	84	139
Roaming agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	0	35
Net additions		0
Amortization		(35)
Other		0
Net carrying amount	0	0
Intangible assets excluding goodwill and acquired program rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	6,921	7,007
Net additions	195	0
Amortization	(55)	(93)
Other	(11)	7
Net carrying amount	7,050	6,921
Acquired program rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	209	236
Net additions	59	46
Amortization	(64)	(71)
Other	(10)	(2)
Net carrying amount	194	209
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	3,905	3,905
Net additions	0	0
Amortization	0	0
Other	0	0
Net carrying amount	3,905	3,905
Total intangible assets [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	7,130	7,243
Net additions	254	46
Amortization	(119)	(164)
Other	(21)	5
Net carrying amount	7,244	7,130
Spectrum licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	6,416	6,416
Net additions	184	0
Amortization	0	0
Other	0	0
Net carrying amount	6,600	6,416
Broadcast licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	230	225
Net additions	11	0
Amortization	0	0
Other	(11)	5
Net carrying amount	230	230
Brand names
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	136	136
Net additions	0	0
Amortization	0	0
Other	0	0
Net carrying amount	CAD 136	CAD 136